Segment Information (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment information
Number of reportable segments | segment	3	3
Net sales	$ 307,435,518	¥ 2,132,680,185	¥ 2,652,043,999	¥ 2,433,820,369
Profit (loss) before tax	12,245,632	84,947,944	171,806,198	105,614,198
Interest income	582,947	4,043,903	12,694,278	2,707,003
Interest expense	7,592,549	52,669,508	100,595,362	108,019,874
Income tax expense	3,061,408	21,236,986	42,951,549	26,403,549
Identifiable assets	454,178,855		3,090,589,440	3,295,335,194	¥ 3,150,638,724
Capital expenditure	517,861	3,592,397	20,746,773	70,625,151
Depreciation and amortization	17,381,248	120,573,718	126,376,066	124,868,313
Operating segments
Segment information
Net sales		2,132,680,185	2,652,043,999	2,433,820,369
Profit (loss) before tax		84,947,944	171,806,198	105,614,198
Identifiable assets			3,090,589,440	3,295,335,194	3,150,638,724
Capital expenditure		3,592,397	20,746,773	70,625,151
Depreciation and amortization		120,573,718	126,376,066	124,868,313
Operating segments | Corn-base edible alcohol and its by-products
Segment information
Net sales		2,034,302,643	2,519,435,448	2,349,479,253
Profit (loss) before tax		79,446,037	178,935,982	106,563,659
Interest income		4,043,903	12,694,278	2,707,003
Interest expense		52,669,508	100,595,362	108,019,874
Income tax expense		17,524,049	43,474,307	26,057,689
Identifiable assets			2,761,400,124	2,939,857,073	2,871,332,164
Capital expenditure			15,225,406	30,906,718
Depreciation and amortization		105,774,948	111,309,394	112,663,549
Operating segments | CPE
Segment information
Net sales		97,439,316	129,753,632	76,990,402
Profit (loss) before tax		4,691,067	(238,451)	(2,332,900)
Income tax expense		3,520,543	1,232,439
Identifiable assets			325,950,439	273,931,236	¥ 279,306,560
Capital expenditure		3,592,397	5,521,367	36,760,523
Depreciation and amortization		14,798,770	14,245,229	9,620,259
Operating segments | Foam insulation
Segment information
Net sales		938,226	2,854,919	7,350,714
Profit (loss) before tax	$ (116,886)	810,840	(6,891,333)	1,383,439
Income tax expense		¥ 192,394	(1,755,197)	345,860
Identifiable assets			3,238,877	81,546,885
Capital expenditure				2,957,910
Depreciation and amortization			¥ 821,443	¥ 2,584,505